EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The weighted average number of common shares outstanding is as follows for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
Basic	58,798,488	58,815,526	59,072,119
Effect of stock options	190,646	268,649	371,933
Effect of PSUs	—	—	143,717
Diluted	58,989,134	59,084,175	59,587,769

There were 505,812 and 242,918 stock options that were anti-dilutive and excluded from the calculation of weighted average diluted common shares for the year ended December 31, 2019 and 2018, respectively. There were no stock options that were anti-dilutive and excluded from the calculation of weighted average diluted common shares for the year ended December 31, 2017.

The PSU plan was amended on February 17, 2017 to provide for only cash settlement of awards. Prior to the amendment, PSUs were to be settled in common shares of the Company and were included in the calculation of weighted average diluted common shares, to the extent they were dilutive, when the applicable performance conditions had been satisfied. Subsequent to amendment, there is no impact of PSUs in the calculation of weighted average diluted common shares. Refer to Note 2 for a discussion of the impact on the calculation of earnings per share prior to February 17, 2017 and subsequent to February 17, 2017.

The effect of PSUs included in the calculation of weighted average diluted shares outstanding includes the following for the year ended December 31, 2017:

2017
PSUs which met the performance criteria	885,879